CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Private Placement [Member]
Issuance costs	¥ 3,414	¥ 1,078